ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2023
ASSET RETIREMENT OBLIGATION
Schedule of asset retirement obligation

	December 31, 2023	December 31, 2022
	$	$
Opening balance	952	1,009
New obligations	-	46
Change in estimate	18	(120)
Accretion expense	17	17
Ending balance	987	952